Leases (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Disclosure of carrying amount and related depreciation	The carrying amount and the related depreciation for the right-of-use assets for the year ending December 31, 2019 were as follows:

		Year ended December 31, 2019

	Land, Buildings and Building Improvements	Computer Equipment	Furniture, Fixtures and Other Equipment	Total
Carrying amount	213	40	1	254
Depreciation	52	1	1	54

Disclosure of future aggregate undiscounted non-cancellable lease payments
The following table sets forth the company’s future aggregate undiscounted non-cancellable
lease payments over the lease term as well as its discounted lease liabilities as reported in the consolidated statement of financial position as of December 31, 2019 are as follows:

December 31,

2019
2020	80
2021	75
2022	60
2023	41
2024	34
2025 and thereafter	64
Total undiscounted cash flows	354
Lease liabilities included in the consolidated statement of financial position
Current	69
Non-current	253

Disclosure of future aggregate undiscounted lease receipts for operating leases	The Company is entitled to receive the following aggregate undiscounted payments for operating leases:

December 31,

2019
2020	25
2021	6
31

Disclosure of future aggregate undiscounted lease receipts for finance leases
The Company is entitled to receive the following aggregate undiscounted payments for finance leases:

December 31,

2019
2020	9
2021	8
2022	7
2023	6
2024	7
2025 and thereafter	7
Total undiscounted lease payments to be received	44
Unearned finance income	(4)
Net investment in leases	40